FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT - Fair value hierarchy (Details) - At fair value - BRL (R$) R$ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about financial instruments [line items]
Financial assets	R$ 46,822,460	R$ 40,671,678
Financial liabilities	9,341,349	10,454,820
At fair value through profit or loss
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	9,341,349	10,454,820
At fair value through profit or loss | Derivative financial instruments
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	9,341,349	10,454,820
Level 1
Disclosure of detailed information about financial instruments [line items]
Financial assets	2,140,425	2,303,646
Level 2
Disclosure of detailed information about financial instruments [line items]
Financial assets	18,549,676	16,046,835
Financial liabilities	9,341,349	10,454,820
Level 2 | At fair value through profit or loss
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	9,341,349	10,454,820
Level 2 | At fair value through profit or loss | Derivative financial instruments
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	9,341,349	10,454,820
Level 3
Disclosure of detailed information about financial instruments [line items]
Financial assets	26,132,359	22,321,197
At fair value through profit or loss
Disclosure of detailed information about financial instruments [line items]
Financial assets	19,824,115	17,250,611
At fair value through profit or loss | Level 1
Disclosure of detailed information about financial instruments [line items]
Financial assets	1,274,439	1,203,776
At fair value through profit or loss | Level 2
Disclosure of detailed information about financial instruments [line items]
Financial assets	18,549,676	16,046,835
At fair value through profit or loss | Derivative financial instruments
Disclosure of detailed information about financial instruments [line items]
Financial assets	9,571,661	3,887,100
At fair value through profit or loss | Derivative financial instruments | Level 2
Disclosure of detailed information about financial instruments [line items]
Financial assets	9,571,661	3,887,100
At fair value through profit or loss | Marketable securities
Disclosure of detailed information about financial instruments [line items]
Financial assets	10,252,454	13,363,511
At fair value through profit or loss | Marketable securities | Level 1
Disclosure of detailed information about financial instruments [line items]
Financial assets	1,274,439	1,203,776
At fair value through profit or loss | Marketable securities | Level 2
Disclosure of detailed information about financial instruments [line items]
Financial assets	8,978,015	12,159,735
At fair value through other comprehensive income
Disclosure of detailed information about financial instruments [line items]
Financial assets	901,181	1,138,066
At fair value through other comprehensive income | Level 1
Disclosure of detailed information about financial instruments [line items]
Financial assets	865,986	1,099,870
At fair value through other comprehensive income | Level 3
Disclosure of detailed information about financial instruments [line items]
Financial assets	35,195	38,196
At fair value through other comprehensive income | Other investments
Disclosure of detailed information about financial instruments [line items]
Financial assets	901,181	1,138,066
At fair value through other comprehensive income | Other investments | Level 1
Disclosure of detailed information about financial instruments [line items]
Financial assets	865,986
At fair value through other comprehensive income | Other investments | Level 3
Disclosure of detailed information about financial instruments [line items]
Financial assets	35,195	38,196
Financial assets at amortised cost, category [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	26,097,164	22,283,001
Financial assets at amortised cost, category [member] | Level 3
Disclosure of detailed information about financial instruments [line items]
Financial assets	26,097,164	22,283,001
Financial assets at amortised cost, category [member] | Biological assets [domain]
Disclosure of detailed information about financial instruments [line items]
Financial assets	26,097,164	22,283,001
Financial assets at amortised cost, category [member] | Biological assets [domain] | Level 3
Disclosure of detailed information about financial instruments [line items]
Financial assets	R$ 26,097,164	R$ 22,283,001